Summary of Significant Accounting Policies (Details) - Schedule of consolidated financial statements - VIEs [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Total current asset	$ 159,234,732	$ 43,832,012
Total assets	160,885,760	47,223,358
Total current liabilities	90,440,038	11,146,286
Total liabilities	90,589,026	11,826,417
Revenue generated from service	92,067,474	42,190,191
Revenue generated from sales	68,132,237
Total revenue	160,199,711	42,190,191
Net income	33,612,404	11,583,787
Net cash provided by operating activities	525,753	2,560,400
Net cash provided by (used in) investing activities	569,301	(13,321,524)
Net cash (used in) provided by financing activities	$ (919,642)	$ 4,051,162